Consolidated Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss		$ (6,405,000)	$ (35,648,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		1,072,000	840,000
Loss on disposal of property and equipment		6,000
Gain on extinguishment of debt			(1,806,000)
Share-based compensation expense		624,000	318,000
Change in fair value of SAFE agreements		91,000	(527,000)
Deferred income taxes		(7,000)
Other		13,000
Changes in operating assets and liabilities:
Trade accounts receivable, net		2,088,000	(2,687,000)
Accounts receivable – affiliated companies			114,000
Contract assets		(5,135,000)	5,309,000
Prepaid expenses		(5,699,000)	(738,000)
Accounts payable		3,423,000	(9,240,000)
Accounts payable – affiliated companies		225,000	157,000
Contract liabilities – current and long-term		(1,316,000)	25,416,000
Other liabilities		14,803,000	1,631,000
Other assets, net		(2,999,000)	293,000
Net cash provided by (used in) operating activities		784,000	(16,568,000)
Purchase of property and equipment		(16,405,000)	(3,176,000)
Cash Flows from Investing Activities:
Net cash used in investing activities		(16,405,000)	(3,176,000)
Proceeds from borrowings		7,948,000	12,170,000
Repayment of loans		(108,000)	(63,000)
Proceeds from issuance of units		6,000
SAFE agreements		4,250,000	13,000,000
Cash Flows from Financing Activities:
Net cash provided by financing activities		12,096,000	25,107,000
Net (decrease) increase in cash, cash equivalents and restricted cash		(3,525,000)	5,363,000
Cash, cash equivalents and restricted cash at beginning of the period		29,351,000	23,988,000
Cash and cash equivalents at end of the period	$ 29,289,000	25,764,000	29,289,000
Cash, cash equivalents and restricted cash at end of the period	29,351,000	25,826,000	29,351,000
Non-cash investing and financing activities:
Less: restricted cash	62,000	62,000	62,000
Inflection Point Acquisition Corp
Cash Flows from Operating Activities:
Net loss	(315,511)	(190,408)
Changes in operating assets and liabilities:
Formation cost paid by Sponsor in exchange of issuance of Class B ordinary shares	11,388
Operating expense paid by promissory note – related party	8,500
Change in fair value of over-allotment	(193,471)
Issuance cost of over-allotment	23,439
Interest earned on marketable securities held in trust account	(5,798)	(4,833,790)
Prepaid assets	(475,532)	465,676
Other assets, net	(326,032)
Due to related party	1,032	111,416
Accrued offering costs and expenses	67,421	3,477,428
Net cash provided by (used in) operating activities	(1,204,564)	(969,678)
Investment of cash in Trust Account	(329,750,000)
Cash Flows from Investing Activities:
Net cash used in investing activities	(329,750,000)
Proceeds from issuance of Private Placement Warrants	6,845,000
Proceeds from sale of Units, net of underwriting discount	325,155,000
Payment of promissory note – related party	(188,805)
Proceeds from working capital loan		625,000
Payment of offering costs	(497,021)
Cash Flows from Financing Activities:
Net cash provided by financing activities	331,314,174	625,000
Net (decrease) increase in cash, cash equivalents and restricted cash	359,610	(344,678)
Cash, cash equivalents and restricted cash at beginning of the period		359,610
Cash, cash equivalents and restricted cash at end of the period	359,610	14,932	$ 359,610
Non-cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	13,612
Offering costs paid by promissory note – related party	180,305
Capital contribution for excess fair value of Class B shares sold by the Sponsor to Anchor Investors determined to be offering cost	9,680,125
Deferred underwriting commissions payable charged to additional paid in capital	11,541,250
Remeasurement of Class A ordinary shares subject to possible redemption	36,815,188	4,839,588
Reduction of deferred underwriting fee		11,541,250
Accrued offering costs	$ 151,000